Financial Instruments (Schedule of Exposure Foreign Currency Risk Non-Hedging Derivative Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Expiration Date Of Financial Instruments	2036	2036
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency Linkage Receivable	Dollar	Dollar
Currency Linkage Payable Financial Instruments	NIS	NIS
Amount Receivable Financial Instruments	$ 0	$ 1,097
Amount Payable Financial Instruments	$ 0	$ 3,950
Expiration Date Of Financial Instruments	-	2025
Fair Value Of Financial Instruments	$ 0	$ 47
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency Linkage Receivable	Dollar	Dollar
Currency Linkage Payable Financial Instruments	NIS	NIS
Amount Receivable Financial Instruments	$ 99,271	$ 192
Amount Payable Financial Instruments	$ 313,958	$ 691
Expiration Date Of Financial Instruments	2026	2025
Fair Value Of Financial Instruments	$ 576	$ 7